Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Non-vested PSU, Restricted Stock, and RSU Activity
The following table summarizes our non-vested PSU, restricted stock and RSU activity for 2019.

Non-vested PSU, restricted stock and RSU activity	Number of shares	Weighted-average fair value at grant date
Non-vested PSUs, restricted stock and RSUs at Dec. 31, 2018	14,211,712	$49.43
Granted	6,179,808	51.59
Vested	(6,201,276)	43.21
Forfeited	(1,456,946)	49.74
Non-vested PSUs, restricted stock and RSUs at Dec. 31, 2019	12,733,298	$50.77

Summary of Stock Option Activity

A summary of the status of our options as of Dec. 31, 2019, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted-average remaining contractual term (in years)
Balance at Dec. 31, 2018	6,714,283	$25.67	2.0
Granted	—	—
Exercised	(2,543,235)	25.14
Canceled/Expired	(27,473)	21.93
Balance at Dec. 31, 2019	4,143,575	$26.03	1.4
Vested and expected to vest at Dec. 31, 2019	4,143,575	26.03	1.4
Exercisable at Dec. 31, 2019	4,143,575	26.03	1.4

Summary of Stock Options Outstanding by Exercise Price

Stock options outstanding at Dec. 31, 2019
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding	Weighted-average remaining contractual life (in years)	Weighted-average exercise price	Exercisable	Weighted-average exercise price
$ 18 to 31	4,143,575	1.4	$26.03	4,143,575	$26.03
(a)
At Dec. 31, 2018 and Dec. 31, 2017, 6,714,283 and 9,302,140 options were exercisable at a weighted-average price per common share of $25.67 and $27.27, respectively.

Aggregate Intrinsic Value of Options

Aggregate intrinsic value of options
(in millions)	2019	2018	2017
Outstanding at Dec. 31,	$101	$144	$247
Exercisable at Dec. 31,	$101	$144	$247